Income tax and social contribution (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax And Social Contribution
Schedule of recoverable income tax and social contribution

	2025	2024

Recoverable income tax and social contribution	327,184	326,256

Income tax	256,914	200,802
Social contribution	70,270	125,454

Current portion	(68,769)	(111,376)
Non-current portion	258,415	214,880

Schedule of income tax and social contribution payable

	2025	2024

Income tax and social contribution payable	181,497	46,610

Income tax	76,518	-
Social contribution	104,979	46,610

Current portion	(162,102)	(46,610)
Non-current portion	19,395	-

Schedule of deferred taxes assets and liabilities

	2025	2024

Tax loss carryforwards and negative basis of social contribution	-	12,132
Temporary differences:
Provision for legal and administrative proceedings	515,324	536,550
Provision for expected credit losses	236,537	257,645
Taxes with suspended enforceability (i)	1,553,124	1,230,521
Derivative financial instruments	(118,647)	(274,140)
Capitalized interest - 4G and 5G	(211,522)	(246,621)
Adjustments related to IFRS 16 (ii)	826,882	730,015
Accelerated depreciation (iii)	(1,035,883)	(990,374)
Fair value adjustment I–Systems (former FiberCo) (iv)	(249,477)	(249,477)
Impairment loss (v)	192,507	269,172
Amortized goodwill – Cozani	(544,596)	(388,245)
Other assets	273,245	287,234
Other liabilities	(81,890)	(92,779)
	1,355,604	1,081,633

Deferred tax asset	3,597,619	3,323,269
Deferred tax liability	(2,242,015)	(2,241,636)

(i)	Mainly represented by the Fistel fee (TFF) for the financial years 2020-2025 of TIM S.A. and the TFF referring to Cozani's 2022 financial year. The Operating Inspection Fee (TFF) for the years 2020-2025 of TIM S.A. and TFF for 2022 of Cozani had its payments suspended by virtue of an injunction and, therefore, still do not have a specific date for payment. See note 21 for details.

(ii)	Represents the addition of new lease contracts. The temporary difference of the IFRS 16 contracts is due to the difference in the timing of recognition of the accounting (i.e., interest and depreciation) and tax expense (i.e., provision of service), under the terms of the current legislation.

(iii)	Since 2020, TIM S.A. excludes the portion of acceleration of depreciation of movable assets belonging to property, plant and equipment from the calculation basis of the IRPJ and CSLL, due to their uninterrupted use in three operating shifts, supported by technical expert report, as provided for in Article 323 of the RIR/2018, or by the adequacy to the tax depreciation provided for in IN 1700/2017.

(iv)	Refers to deferred charges on the adjustment at fair value of the non-controlling interest calculated in the sale of Fiber Co (currently I-Systems), which took place in November 2021, from TIM S.A. to IHS Fiber Brasil - Cessão de Infraestruturas Ltda (see Note 14).

(v)	Represents the deferred charges recorded, by the Company in connection with the impairment of tangible assets recognized by Cozani before its acquisition in April 2022, which have been depreciated over the estimated useful life of the asset.

Schedule of income tax and social contribution

	2025	2024	2023
Current income tax and social contribution taxes
Income tax for the year	(668,716)	(426,340)	(248,792)
Social contribution for the year	(301,454)	(200,270)	(67,190)
Tax incentive – SUDENE/SUDAM(i)	442,136	333,359	235,753
	(528,034)	(293,251)	(80,229)
Deferred income tax and social contribution
Deferred income tax	197,982	(159,994)	(180,709)
Deferred social contribution	75,641	(15,337)	(85,673)
	273,623	(175,331)	(266,382)
Provision for contingencies of income tax and social contribution	6,384	-	-
	280,007	(175,331)	(266,382)
	(248,027)	(468,582)	(346,611)

Schedule of income tax and social contribution expenses reconciliation

	2025	2024	2023

Profit before income tax and social contribution	4,560,011	3,622,463	3,184,033
Combined tax rate	34%	34%	34%
Income tax and social contribution at the combined statutory rates	(1,550,404)	(1,231,637)	(1,082,571)
(Additions) / exclusions:
Equity in earnings	(36,652)	(28,059)	(30,364)
Permanent additions, exclusions:
Non-taxable revenues	70,518	12,848	16,573
Non-deductible expenses	(25,500)	(60,670)	(25,069)
Tax incentive – SUDENE/SUDAM(i)	442,136	333,359	235,753
Tax benefit related to interest on capital allocated	751,400	493,000	544,000
Other amounts	100,475	12,577	(4,933)
	1,302,377	763,055	735,960

Income tax and social contribution expense	(248,027)	(468,582)	(346,611)
Effective rate	5.44%	12.94%	10.89%

(i)	As mentioned in Note 25 c.3, in order for investment grants not to be computed in taxable income, they must be recorded as a tax incentive reserve, which can only be used to absorb losses or be incorporated into the share capital. The Company has tax benefits that fall under these rules.